SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Class A Ordinary Shares Subject to Redemption Reflected (Detail) - Class A ordinary shares subject to possible redemption - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Temporary Equity [Line Items]
Gross proceeds (in Dollars)			$ 225,000,000
Less: Proceeds allocated to public warrants			(3,037,500)
Less: Class A ordinary share issuance costs			(13,802,579)
Add: Accretion of carrying value to redemption value			19,698,991
Add: Remeasurement of carrying value to redemption value	$ 2,044,010	$ 2,075,700	4,601,621
Class A ordinary shares subject to possible redemption	$ 234,504,543	$ 236,580,243	$ 232,460,533